DIVIDENDS AND INTEREST ON EQUITY (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DIVIDENDS AND INTEREST ON EQUITY
Schedule of breakdown of dividend and interest on equity

	12.31.2024	12.31.2023
Telefónica	742,819	713,232
Telefónica Latinoamérica Holding	712,945	684,570
Telefónica Chile	1,096	1,053
Telefónica IoT & Big Data Tech	1,975	2,453
Non-controlling interest	778,255	846,576
Total	2,237,090	2,247,884
The amount payable to Telefónica IoT & Big Data Tech refers to the interest on intermediary equity, decided by IoT Co.

Schedule of changes in dividend and interest on equity

	12.31.2024	12.31.2023
Balance at the beginning of the fiscal year	2,247,884	3,187,417
Supplementary dividends from the previous year	—	826,731
Interim dividends and interest on equity (net of IRRF)	2,641,225	2,200,553
Unclaimed dividends and interest on equity	(126,977)	(139,766)
Payment of dividends and interest on equity	(2,532,399)	(3,832,612)
IRRF on shareholders exempt/immune from interest on equity	7,357	5,561
Balance at the end of the year	2,237,090	2,247,884